UNITED SATATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 220 Russell Avenue
                   Rahway, NJ 07065

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                             Rahay, NJ 07065

          Registrants telephone number: 1-800-318-7969

          Date of fiscal year end: December 31

          Reporting period:  July 1, 2007 through June 30, 2008





                             PROXY VOTING RECORD

-------------------------------------------------------------------------------

MH ELite Small Cap Fund of Funds
--------------------------------


Royce Value Plus

Exchange Ticker Symbol:   RYVPX          CUSIP:  780905741


Shareholder Meeting Date: 09/06/07

                                           Proposed by
Proposal                                         Security  MH Elite   Mgmt
                                         Issuer   Holder    Voted     Recd
---------------------------------------  ------  --------  --------   ----
Eliminate the investment restriction
  that limits investment in the securities
  of foreign issuers                        X                 For     For
The proxies are authorized to vote
  upon such other business as may properly
  come before the meeting                   X                 For     For

--------------------------------------------------------------------------

Stratton Small Cap Value

Exchange Ticker Symbol:   STSCX          CUSIP:  863137105

Shareholder Meeting Date: 10/31/06

                                           Proposed by
Proposal                                         Security  MH Elite   Mgmt
                                         Issuer   Holder    Voted     Recd
---------------------------------------  ------  --------  --------   ----
New Investment Advisory Aggreement          X                 For     For
Transact other business                     X                 For     For

--------------------------------------------------------------------------



MH Elite Fund of Funds
----------------------


Fairholme


Exchange Ticker Symbol:   FAIRX           CUSIP:   304871106

Shareholder Meeting Date: 05/19/08


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----
Elect Directors                             X                 For       For
To approve changes in investment policy     X                 For       For
To approve management agreement             X                 For       For
To transact other business                  X                 For       For

---------------------------------------------------------------------------

Marsico 21st Century


Exchange Ticker Symbol:   MXXIX           CUSIP:   573012309

Shareholder Meeting Date: 10/12/07


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----
To approve new investment agreement         X                 For       For
Transact other business                     X                 For       For


---------------------------------------------------------------------------

Primecap Odyssey Growth

Exchange Ticker Symbol:   POGRX            CUSIP:   74160Q103

Shareholder Meeting Date: 6/16/08


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
To elect a new trustee                      X                 For       For
Ratification of prior appointment           X                 For       For
Transact other business                     X                 For       For

----------------------------------------------------------------------------





MH Elite Select Portfolio of Funds
----------------------------------

Blackrock Internation Opportunity portfolio Institutional

Exchange Ticker Symbol:   BISIX             CUSIP:   091929109

Shareholder Meeting Date: 8/23/07


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
Election of Board                           X                 For       For
Approve change in investment
objective                                   X                 For       For
Transact other business                     X                 For       For

----------------------------------------------------------------------------

Fidelity Southeast Asia

Exchange Ticker Symbol:   FSEAX            CUSIP:   315910851

Shareholder Meeting Date: 11/14/07


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
To amend the declaration of trust           X                 For       For
Election of Trustees                        X                 For       For

----------------------------------------------------------------------------

Julius Baer International Equity

Exchange Ticker Symbol:   JETIX             CUSIP:   481370872

Shareholder Meeting Date: 05/15/08


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
Investment Advisory Agreement               X                 For       For


----------------------------------------------------------------------------


Wilmington Multi-Manager Real Asset Institutional

Exchange Ticker Symbol:   WMRIX            CUSIP:   92934R249


Shareholder Meeting Date: 1/31/08


                                           Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------   --------   ----
To approve an amendment to investment
  advisory agreement                        X                 For       For
Transact other business                     X                 For       For

----------------------------------------------------------------------------



                                 SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)    /s/ Jeff Holcombe

                                Jeff Holcombe Vice President


Date: September 30, 2008